UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Prime Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

This material must be preceded or accompanied by a prospectus for the Trust being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2007

Market Conditions

The overall climate continued to be favorable for the senior loan asset class during the reporting period, despite moderating economic growth and ongoing inflationary pressures. As has been the case over the last several months, trends in the credit markets were supportive, with corporations continuing to exhibit strong cash flows and balance sheets, healthy profits, and low default rates.

Short-term interest rates remained unchanged throughout the period, as the Federal Open Market Committee (the "Fed") held its target federal funds rate steady at 5.25 percent, where it has stood since June 2006. However, the Fed's monetary bias changed in March. At that month's meeting, the Fed acknowledged that inflation remains a predominant concern, but abandoned its bias toward raising rates, shifting to a more neutral stance and prompting speculation of a potential rate cut.

Overall, interest rates remained low by historical standards, which drove many investors to continue to seek higher-yielding investments. This quest for yield, coupled with the strong fundamentals of the credit market, led to robust demand for senior loans. Both institutional investors and traditional bond investors have been entering the senior loan market in increasing numbers, which has served to considerably enhance the market's liquidity. At the same time, merger and acquisition and leveraged buyout activities have been on the rise and the low-interest rate environment, coupled with the aforementioned increased liquidity, have encouraged more corporations to issue new loans. As a result, new issue supply has dramatically increased. In this environment, the new deals coming to market have been much more aggressively structured in that certain terms — namely covenants and security — have been structured in a more issuer-friendly manner and loan re-pricing activity continues to be significant. Secondary market liquidity has also improved as trading activity here has been increasingly robust.

Yield spreads in the senior loan market generally narrowed during the first five months of the period, then widened in March, but still ended the month at tighter levels than when the reporting period began.

Performance Analysis

For the six-month period ended March 31, 2007, Morgan Stanley Prime Income Trust returned 3.71 percent, assuming no deduction of applicable sales charges. The Trust's net asset value (NAV) increased from $9.04 to $9.06 per share during this period. Comparatively, for the same six-month period, the Lipper Loan Participation Closed-End Funds Average returned 4.83 percent.* Past performance is no guarantee of future results.

We continued to manage the Trust according to our bottom-up, research intensive approach, seeking loans with strong credit fundamentals. We favored companies with good profit margins, attractive balance sheet characteristics, a demonstrated ability to service their debts, and solid demand for their products and services. To help limit downside risk, we closely analyzed the collateral security underlying their debts. In addition, the portfolio itself was well diversified across major sectors of the senior loan market. Every analyst on the team has invested through at least one economic cycle and many have managed through more; we believe that this perspective positively impacted the Trust's performance during the period.

During the period, we continued to take a conservative, long-term approach to investing. As such, the Trust was positioned more conservatively than its Lipper peer group, with comparatively fewer investments in riskier, high-yield paper, which was the primary reason for its relative underperformance during the reporting period. Additionally, it is worth mentioning that, unlike the Trust, a significant number of funds in our Lipper peer group utilize leverage, which we believe has benefited their returns.

The Trust employs a bottom-up loan selection process driven by comprehensive analysis of individual company fundamentals, further supported by analysis of their respective sectors and industry trends. During the period, we continued to favor names in less cyclical sectors such as food and beverage and consumer products. We added to holdings in the service sectors, particularly financial service and insurance companies, where deal flows have been on the rise. We also added to positions in aerospace and defense, sectors whose performance tend to be counter-cyclical to that of other areas of the market and where valuations were what we consider to be attractive. An abundance of new issue supply in the energy sector created some favorable opportunities for us to selectively add to positions there as well.

We remain cautious regarding the auto and airline industries. We lightened the Trust's position in the airline sector late in the period as improving balance sheets in this space have led to a decline in yields. The housing sector remains an area of concern, especially given the much-publicized recent problems in the sub-prime mortgage market and the potential impact they could have on the overall sector. The Trust has no direct exposure to the sub-prime mortgage market, but select holdings may be somewhat vulnerable to further weakening in that market. As such, we are closely monitoring any changes in the situation and continue to take a very cautious approach to the housing sector.

Our secondary market trading team enabled the Trust to take advantage of added opportunities to enhance returns and minimize loan losses. As mentioned earlier, the secondary market has been growing at an accelerated pace. This growth, coupled with the increasingly competitive nature of the primary market, led us to add roughly one-third of the Trust's new assets through secondary market trades.

* The Lipper Loan Participation Closed-End Funds Average tracks the performance of all funds in the Lipper Loan Participation Closed-End Funds classification. The average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

PORTFOLIO COMPOSITION
Senior Loans/Notes	95.9%
Short-Term Investments	3.7
Common Stocks	0.4

Data as of March 31, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal market conditions, the Trust will invest at least 80 percent of its total assets in Senior Loans. The Trust currently intends to limit its investments in Senior Notes to no more than 20 percent of its total assets. The Trust may invest up to the remaining 20 percent of its total assets in cash or in high quality debt securities with remaining maturities of one year or less, although it is anticipated that the debt securities in which the Trust invests will have remaining maturities of 60 days or less. Such securities may include commercial paper rated at least in the top two rating categories of either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or unrated commercial paper considered by the Investment Adviser to be of similar quality, certificates of deposit and bankers' acceptances and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Such securities may pay interest at rates which are periodically redetermined or may pay interest at fixed rates. High quality debt securities and cash may comprise up to 100 percent of the Trust's total assets during temporary defensive periods when, in the opinion of the Investment Adviser, suitable Senior Loans are not available for investment by the Trust or prevailing market or economic conditions warrant.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan

Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Trust attempts to eliminate duplicate mailings to the same address. The Trust delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Variable Rate Senior Loan Interests (a) (94.1%)
	Advertising/Marketing Services (0.6%)
$6,918	Affinion Group, Inc.	7.82 - 7.86%	10/17/12	$6,978,713
	Aerospace & Defense (3.2%)
2,880	Alion Science & Technology Corporation	8.07 - 8.10	08/02/09	2,901,164
1,995	Apptis (DE), Inc.	8.57 - 8.60	01/05/10	2,014,950
4,828	ARINC, Inc.	7.32 - 7.35	03/10/11	4,839,742
1,111	Avio Investments Spa (Italy)	7.74 - 8.13	12/13/15	1,130,187
125	DeCrane Aircraft Holdings, Inc.	10.00	02/21/13	126,094
3,930	DynCorp International, LLC	7.63	02/11/11	3,962,737
926	IAP Worldwide Services, Inc.	9.69	12/30/12	930,697
2,000	IAP Worldwide Services, Inc.	15.19	06/30/13	2,021,880
3,455	ILC Industries, Inc.	7.85	02/24/12	3,486,900
2,388	K&F Acquisition, Inc.	7.32	11/18/12	2,394,591
2,366	PGS Solutions, Inc.	7.61	02/14/13	2,386,555
1,818	Primus International, Inc.	7.82	06/07/12	1,831,539
840	SI International, Inc.	7.32 - 7.40	02/10/11	841,273
1,000	Tri-Star Electronics International, Inc.	8.36 - 8.40	02/02/13	1,005,000
1,982	Wesco Aircraft Hardware Corp.	7.60	09/29/13	1,998,075
1,000	Wesco Aircraft Hardware Corp.	11.10	03/28/14	1,020,620
894	Wyle Laboratories, Inc.	8.11	01/28/11	898,802
5,500	Wyle Laboratories, Inc.	11.87	07/28/11	5,568,750
				39,359,556
	Airlines (1.1%)
2,354	Delta Airlines, Inc.	8.11	03/16/08	2,365,655
7,528	United Airlines, Inc.	7.38	02/01/14	7,540,772
3,500	US Airways Group, Inc.	7.85	03/23/14	3,516,765
				13,423,192
	Apparel/Footwear (0.4%)
1,330	Gold Toe Investment Corp.	8.11	10/30/13	1,339,975
1,000	Gold Toe Investment Corp.	11.36	04/30/14	1,018,750
2,515	HBI Branded Apparel Limited, Inc.	9.11	03/05/14	2,553,566
				4,912,291
	Auto Parts: OEM (2.0%)
2,215	Accuride Corp.	7.38	01/31/12	2,228,836
1,990	Acument Global Technologies, Inc.	8.85	08/11/13	2,004,925

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$4,977	Dana Corp.	7.88%	04/13/08	$4,991,525
3,322	Federal-Mogul Corp. (Revolver) (f)	7.07	02/24/04	3,307,940
997	Lear Corp.	7.85 - 7.86	04/25/12	1,000,290
5,704	Navistar International Corp.	8.37 - 8.61	02/22/09	5,792,111
2,035	Polypore, Inc.	8.32	11/12/11	2,047,744
2,978	Sensata Technologies B.V., Sensata Technologies Finance Company, LLC	7.11	04/27/13	2,979,198
				24,352,569
	Automotive (0.8%)
9,975	Ford Motor Credit Co.	8.36	12/15/13	10,021,384
	Automotive Aftermarket (1.3%)
7,272	Metokote Corp.	8.32 - 8.36	11/27/11	7,271,976
4,190	Oshkosh Truck Corp.	7.10	12/06/13	4,210,448
3,700	United Components, Inc.	7.61	06/30/12	3,714,101
				15,196,525
	Automotive Parts Retailer (0.2%)
2,488	CSK Auto, Inc.	8.38	12/31/12	2,526,370
	Broadcast/Media (1.7%)
622	Barrington Broadcasting, LLC	7.61	08/11/13	625,569
4,906	CMP KC, LLC	9.38	05/03/11	4,942,734
7,554	CMP Susquehanna Corp.	7.38	05/05/12	7,599,799
964	NextMedia Operating, Inc.	7.32	11/15/12	965,013
1,000	NextMedia Operating, Inc.	9.82	11/15/13	1,006,560
2,049	Regent Broadcasting, LLC	7.60	11/21/13	2,058,219
2,940	Spanish Broadcasting System, Inc.	7.10	06/10/12	2,948,261
				20,146,155
	Broadcasting (0.9%)
952	Cumulus Media, Inc.	7.32	06/07/13	958,596
1,364	Emmis Communications Co.	7.35	11/01/13	1,374,245
660	LBI Media, Inc.	6.82 - 6.86	03/31/12	654,754
2,992	Multicultural Radio Broadcating, Inc.	8.09 - 10.00	12/18/12	3,007,463
2,750	Multicultural Radio Broadcating, Inc.	11.11	06/18/13	2,756,875
2,500	NEP II, Inc.	7.60	02/16/14	2,515,225
				11,267,158
	Building Products (0.8%)
2,716	Axia, Inc.	8.60	12/21/12	2,647,734
2,565	Beacon Sales Acquisition, Inc.	7.36	09/30/13	2,577,825
1,980	Formica Corp.	8.32 - 8.35	03/15/13	1,981,861

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,898	Interline Brands, Inc.	7.07%	06/23/13	$1,901,612
978	Universal Building Products, Inc.	8.85 - 10.75	04/28/12	972,766
				10,081,798
	Cable/Satellite TV (3.0%)
23,000	Charter Communications Operating, LLC	7.99	04/27/13	22,992,180
9,421	CSC Holdings, Inc.	7.11	03/29/13	9,465,438
989	Knology, Inc.	7.82	06/29/10	992,406
639	MCC Iowa (Mediacom), LLC	7.34 - 7.35	03/31/10	635,383
1,975	MCC Iowa (Mediacom), LLC	7.10 - 7.11	02/01/14	1,978,605
998	MCC Iowa (Mediacom), LLC	7.10	01/31/15	999,296
				37,063,308
	Casino/Gaming (3.4%)
133	Bally Technologies, Inc. (Revolver)	7.86	09/04/09	130,000
1,979	Bally Technologies, Inc.	8.61	09/04/09	2,000,483
2,630	BLB Worldwide Holdings, Inc.	7.82 - 7.88	08/23/11	2,656,773
2,333	BLB Worldwide Holdings, Inc.	9.63	07/18/12	2,356,667
1,940	CCM Merger Corp.	7.33 - 7.36	09/30/12	1,948,318
214	Great Canadian Gaming Corp. (Canada)	6.88	02/14/14	215,559
332	Greektown Casino, LLC	7.89	12/03/12	334,983
1,377	Green Valley Ranch Gaming, LLC	8.61	02/16/14	1,383,685
2,046	Herbst Gaming, Inc.	7.23 - 7.25	12/02/11	2,061,295
8,000	MGM Mirage, Inc.	6.37 - 6.56	10/03/11	7,925,600
1,250	Pinnacle Entertainment, Inc.	7.32	12/14/11	1,260,288
9,000	Venetian Casino Resorts, LLC	7.09	06/15/11	9,071,820
546	Venetian Macau, Ltd.	8.10	05/26/12	548,887
1,778	Venetian Macau, Ltd.	8.10	05/25/13	1,797,884
2,696	Wimar OpCo, LLC	7.85	01/03/12	2,727,600
5,266	Yonkers Racing Corp.	8.88	08/12/11	5,318,387
				41,738,229
	Chemicals: Major Diversified (3.1%)
2,125	Arizona Chemical Co.	7.36	02/28/13	2,136,942
4,628	BCP Crystal Holdings, Ltd.	7.09	04/06/11	4,656,103
2,711	Ferro Corp.	8.07	06/06/12	2,711,952
1,449	Georgia Gulf Corp.	7.32 - 9.25	10/03/13	1,455,532
6,972	Hexion Specialty Chemicals, Inc.	7.88	05/05/13	7,028,066
4,308	Ineos Holdings, Ltd. (United Kingdom)	7.58	12/23/13	4,362,628
4,308	Ineos Holdings, Ltd. (United Kingdom)	8.08	12/23/14	4,362,628
4,500	Invista B.V. (Canada)	6.85	04/29/11	4,518,967
1,673	Lucite International US FINCO LLC (United Kingdom)	8.07	07/07/13	1,690,708

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	Wellman, Inc.	9.36%	02/10/09	$3,021,870
2,500	Wellman, Inc.	12.11	02/10/10	2,207,300
				38,152,696
	Chemicals: Specialty (3.0%)
2,500	Brenntag Holding GmbH & Co. KG (Germany)	7.89	01/17/14	2,531,959
500	Brenntag Holding GmbH & Co. KG (Germany)	11.89	07/17/15	513,475
2,594	FiberVision Delaware Corporation	8.85	03/31/13	2,437,895
643	Foamex, L.P.	7.57	02/12/13	645,673
13,011	Huntsman International, LLC	7.07	08/18/12	13,063,399
6,212	ISP Chemco, Inc.	7.38	02/16/13	6,264,744
173	JohnsonDiversey, Inc.	7.86	11/03/09	175,720
132	JohnsonDiversey, Inc.	7.86	12/16/10	133,957
5,894	Kraton Polymers, LLC	7.38	12/23/10	5,937,709
928	Nusil Technology, LLC	8.07	10/24/13	934,960
1,470	PQ Corp.	7.35	02/11/12	1,477,350
1,910	Rockwood Specialties Group, Inc.	7.36	07/30/12	1,927,896
250	Valley National Gases, Inc.	7.57 - 7.60	02/28/14	250,000
				36,294,737
	Computer Communications (0.2%)
1,910	GXS Worldwide, Inc.	10.35 - 10.36	07/29/11	1,938,650
766	Vertafore, Inc.	7.82 - 7.85	01/31/12	767,678
				2,706,328
	Computer Software & Services (2.1%)
129	Blackboard, Inc.	7.57	02/28/12	130,142
3,731	Dealer Computer Services, Inc.	7.35	10/26/12	3,752,891
1,500	Dealer Computer Services, Inc.	10.85	10/26/13	1,539,840
1,238	Epicor Software Corp.	7.81 - 7.90	03/30/12	1,242,920
2,132	Infor Enterprise Solutions Holdings, Inc.	9.10	07/28/12	2,156,130
2,461	Open Solutions, Inc.	7.49	01/23/14	2,470,769
3,109	Open Text Corp.	7.85	10/02/13	3,128,809
995	Stratus Technologies, Inc.	8.38	03/29/11	993,756
9,825	SunGard Data Systems, Inc.	7.36	02/11/13	9,919,502
588	SunGard Data Systems, Inc.	7.36	02/28/14	593,355
				25,928,114
	Construction Materials (0.7%)
177	Builders Firstsource, Inc.	7.86	08/11/11	176,875
1,990	Building Materials Holding Corp	7.85	11/10/13	1,997,463
2,817	Building Materials Holding Corp.	8.13	03/15/14	2,816,020
1,400	Building Materials Holding Corp.	11.13	09/15/14	1,399,776

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$790	Contech Construction Products, Inc.	7.32%	01/31/13	$795,385
1,950	Nortek, Inc.	7.32	08/27/11	1,961,212
				9,146,731
	Consumer Sundries (3.0%)
248	Aearo Technologies, Inc.	7.85	03/24/13	250,284
4,667	Aearo Technologies, Inc.	11.85	09/24/13	4,757,107
921	American Safety Razor Co.	7.83 - 7.86	07/31/13	925,701
1,500	American Safety Razor Co.	11.63	01/30/14	1,526,250
1,985	Amscan Holdings, Inc.	8.36 - 10.25	12/23/12	2,004,235
4,537	Bare Escentuals Beauty, Inc.	7.82	02/18/12	4,571,103
2,904	Burt's Bees, Inc.	7.83 - 7.87	03/29/11	2,929,410
660	Chattem, Inc.	7.11	01/02/13	665,775
748	Evenflo Acquisition, Inc.	7.82	02/07/13	755,606
2,920	Marietta Intermediate Holding Corp.	9.32 - 9.35	12/17/10	2,847,000
3,738	Natural Products Group, LLC	7.58 - 7.60	03/08/14	3,746,078
461	Philosophy, Inc.	7.32	03/06/14	461,538
2,851	Prestige Brands, Inc.	7.61 - 9.30	04/06/11	2,865,698
1,980	UCG Paper Crafts, Inc.	8.57 - 10.50	02/17/13	1,984,950
2,978	World Kitchen, Inc.	8.57 - 10.00	03/31/12	2,984,944
3,750	Yankee Candle Co., Inc.	7.35 - 9.25	02/06/14	3,771,562
				37,047,241
	Consumer/Business Services (2.1%)
1,663	AlixPartners, LLC	7.61	10/12/13	1,677,047
3,797	Aramark Corp.	7.48	01/26/14	3,811,954
1,500	Audio Visual Services Corp.	7.57 - 7.60	02/28/14	1,506,570
1,250	Brickman Group Holdings, Inc.	7.36 - 7.40	01/23/14	1,254,300
3,789	Buhrmann US, Inc. (Netherlands)	7.09 - 7.11	12/23/10	3,807,752
1,995	Buhrmann US, Inc. (Netherlands)	7.09	12/31/10	1,997,494
774	Cellnet Group, Inc.	7.32	07/11/11	778,480
143	Cellnet Group, Inc.	9.59	10/22/11	143,690
597	Coinmach Corp.	7.88	12/19/12	602,382
1,144	Valassis Communications, Inc.	7.10	03/02/14	1,148,534
7,972	VNU, Inc.	7.61	08/09/13	8,049,323
882	Weight Watchers International, Inc.	6.88	01/26/14	886,765
				25,664,291
	Containers/Packaging (2.4%)
1,809	Altivity Packaging, LLC	7.57 - 7.60	06/30/13	1,832,356
189	Captive Plastics, Inc.	8.11	08/18/11	189,569
3,129	Covalence Specialty Materials Corp.	7.38	05/18/13	3,131,679

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$500	Covalence Specialty Materials Corp.	8.63%	08/16/13	$504,220
660	Crown Americas, Inc.	7.11	11/15/12	662,145
10,791	Graphic Packaging International Corp.	7.82 - 7.86	06/30/10	10,915,329
2,638	Kranson Industries, Inc.	7.60	07/13/13	2,651,201
1,015	Nexpak Corp. (Revolver) (b)(c)(d)	11.02 - 11.08	03/31/09	942,529
4,196	Nexpak Corp. (b)(c)(d)	11.02 - 13.02	03/31/09	1,501,565
2,992	Packaging Dynamics Operating Co.	7.35	06/09/13	2,990,607
900	Ranpak, Inc.	7.82	12/14/11	903,161
1,079	Smurfit-Stone Container Enterprises, Inc.	7.38	11/01/11	1,089,717
1,364	Tegrant Holding Corp.	7.60	03/08/14	1,372,159
800	Tegrant Holding Corp.	10.85	03/08/15	805,000
				29,491,237
	Containers - Metals & Glass (0.1%)
1,601	Anchor Glass Container Corp.	7.60 - 7.61	05/03/13	1,596,551
	Diversified Manufacturing (1.1%)
573	Arnold Magnetic Technologies Corp.	9.10 - 10.50	03/06/11	570,551
1,013	Arnold Magnetic Technologies Corp.	9.33 - 11.50	03/06/12	1,009,547
6,000	Babcock & Wilcox Co.	8.00 - 8.32	02/22/12	6,060,000
1,990	MW Industries, Inc.	8.35	11/01/13	1,999,950
1,829	Wire Rope Corporation of America, Inc.	7.60 - 7.61	02/08/14	1,845,724
1,893	X-Rite, Inc.	7.60 - 9.50	06/30/12	1,897,523
500	X-Rite, Inc.	10.35	06/30/13	507,500
				13,890,795
	Education (0.7%)
4,101	Educate Operating Co.	9.35	03/31/12	4,080,558
4,523	Education Management, LLC	7.38	06/01/13	4,558,547
				8,639,105
	Electric Utilities(0.4%)
2,994	Boston Generating, LLC	5.24 - 7.62	12/20/13	3,017,150
2,000	Primary Energy Holdings, LLC	8.11	08/24/09	2,011,660
				5,028,810
	Electronic Components (0.2%)
750	Deutsche Connector Group (France)	7.83	06/22/14	756,443
750	Deutsche Connector Group (France)	8.08	06/22/15	762,307
1,347	Eastman Kodak Co.	7.57	10/18/12	1,351,153
				2,869,903

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Energy (0.1%)
$755	McJunkin Corp.	7.60%	01/31/14	$754,791
	Engineering and Construction (0.2%)
1,000	Foster Wheeler LLC	7.36	09/13/11	1,005,000
2,000	Willbros USA, Inc.	10.28	10/27/09	2,015,000
				3,020,000
	Entertainment & Leisure (2.8%)
2,475	24 Hour Fitness, Inc.	7.85 - 7.86	06/08/12	2,492,028
1,960	Alliance Atlantis Communications, Inc. (Canada)	6.82	12/20/11	1,960,314
4,557	Bombardier Recreational Products Inc. (Canada)	7.86	06/28/13	4,588,997
6,253	Cedar Fair, L.P.	7.32	08/30/12	6,319,592
2,488	Cinemark USA, Inc.	7.04 - 7.15	10/05/13	2,501,480
1,468	Fender Musical Instruments Corp.	8.10 - 8.11	03/30/12	1,489,926
907	Gibson Guitar Corp.	7.86	12/29/13	918,153
2,974	Mets Limited Partnership	7.32	07/25/10	2,981,721
1,990	Six Flags Theme Parks, Inc.	8.61	06/30/09	2,009,110
3,000	Southwest Sports Group, LLC	7.88	12/22/10	3,000,930
2,955	Sunshine Acquisition, Ltd.	7.59	03/20/12	2,974,385
2,776	Universal City Development Partners, Ltd.	7.36	06/09/11	2,798,908
				34,035,544
	Environmental Services (1.0%)
1,683	Allied Waste North America, Inc.	7.06 - 7.15	01/15/12	1,689,136
3,950	Environmental Systems Products Holdings, Inc.	8.85 - 10.75	12/12/08	3,949,939
3,000	Environmental Systems Products Holdings, Inc. (c)	15.35 - 17.25	12/12/10	1,575,000
623	Wastequip, Inc.	7.60	02/05/13	629,183
4,909	Waste Services, Inc.	8.07	03/31/11	4,949,305
				12,792,563
	Finance (0.1%)
1,353	Riskmetrics Group Holdings, LLC	7.60 - 10.85	01/11/14	1,366,544
	Finance - Commercial (1.2%)
498	Bankruptcy Management Solutions, Inc.	8.10	07/31/12	501,231
498	Bankruptcy Management Solutions, Inc.	11.60	07/31/13	507,450
3,077	Concord Re Limited	9.61	02/29/12	3,111,538
1,866	First American Payment Systems, L.P.	8.63	10/06/13	1,879,617
3,641	LPL Holdings, Inc.	7.85 - 7.86	06/28/13	3,690,506
4,550	Oxford Acquisition III Limited	7.74	10/20/14	4,594,454
				14,284,796

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Finance - Corporate (0.2%)
$2,400	Grosvenor Capital Management Holdings, L.P.	7.57%	12/05/13	$2,427,000
	Finance/Rental/Leasing (0.6%)
4,559	Hertz Corp.	7.07 - 7.10	12/21/12	4,599,320
2,902	Rent-A-Center, Inc.	7.10 - 7.13	06/12/12	2,912,639
				7,511,959
	Financial Publishing (1.2%)
6,845	Merrill Communications, LLC	7.57 - 7.60	12/22/12	6,880,319
2,000	Merrill Communications, LLC	11.82	11/15/13	2,015,000
2,916	National Processing Group, Inc.	8.36	09/29/12	2,930,160
1,000	National Processing Group, Inc.	11.86	09/29/14	1,007,500
2,267	Verifone Intermediate Holdings, Inc.	7.11	10/31/13	2,286,882
				15,119,861
	Financial Services (1.3%)
2,375	Crawford & Co.	7.86	10/30/13	2,386,576
2,488	Dollar Financial Corp.	8.05	10/30/12	2,501,107
3,758	iPayment, Inc.	7.32 - 7.35	05/10/13	3,769,531
628	Munder Capital Management	7.32 - 7.36	12/29/12	630,936
3,041	The Nasdaq Stock Market, Inc.	7.07	04/18/12	3,053,924
1,914	TransFirst Holdings, Inc.	7.85 - 9.25	08/15/12	1,926,070
1,750	TransFirst Holdings, Inc.	11.60 - 11.62	08/15/13	1,769,687
				16,037,831
	Food Distributors (1.2%)
4,975	Acosta Sales Co., Inc.	7.57	07/28/13	5,017,487
1,125	Coleman Natural Foods, LLC	9.86	08/22/12	1,121,891
1,002	Coleman Natural Foods, LLC	13.86	08/22/13	946,601
4,975	DCI Cheese Company, Inc.	8.60	08/07/13	4,993,656
1,667	FSB Holdings, Inc.	7.88	09/29/13	1,687,500
1,000	FSB Holdings, Inc.	11.13	03/29/14	1,012,500
				14,779,635
	Food Retail (1.3%)
5,979	Michelina's, Inc.	8.38	04/02/11	6,015,937
4,267	Roundy's Supermarkets, Inc.	8.07 - 8.09	11/03/11	4,305,067
1,733	Supervalu, Inc.	6.70 - 6.72	06/02/11	1,735,446
3,233	Supervalu, Inc.	6.82 - 6.84	06/02/12	3,246,517
				15,302,967

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food: Major Diversified (0.9%)
$1,904	B&G Foods, Inc.	7.36%	02/23/13	$1,919,048
6,584	Dole Food Co., Inc.	7.36 - 9.25	04/13/13	6,586,102
2,862	Michael Foods, Inc.	7.36	11/21/10	2,874,794
				11,379,944
	Foods & Beverages (2.2%)
2,912	Advantage Sales & Marketing, Inc.	7.35 - 7.36	03/29/13	2,914,182
1,456	Bolthouse Farms, Inc.	7.63	12/16/12	1,464,530
6,000	DS Waters of America, Inc.	7.82 - 9.75	10/25/12	6,022,500
990	Farley's & Sathers Candy Co.	8.11 - 10.00	06/15/10	992,475
911	National Dairy Holding, L.P.	7.32	03/15/12	913,142
3,801	PBM Products LLC	8.07	09/29/12	3,829,346
4,643	Pierre Foods, Inc.	7.61	06/30/10	4,668,823
3,483	Pinnacle Foods Holding Corp.	7.36	11/25/10	3,506,383
2,000	Reddy Ice Group, Inc.	7.11	08/09/12	2,007,500
1,045	Sunny Delight Beverage Co.	11.32 - 11.36	08/20/10	1,048,454
				27,367,335
	Healthcare (3.8%)
5,634	American Medical Systems, Inc.	7.63 - 7.69	07/20/12	5,640,640
2,974	Capella Healthcare, Inc.	10.25	11/30/12	3,003,431
1,000	Capella Healthcare, Inc.	13.25	11/30/13	1,010,000
880	Genoa Healthcare Group, LLC	8.36 - 10.25	08/10/12	881,962
8,908	HCA, Inc.	7.10	11/17/12	8,975,922
9,068	HCA, Inc.	7.60	11/17/13	9,156,052
6,488	Health Management Associates, Inc.	7.07 - 7.10	02/28/14	6,515,753
2,063	HealthCare Partners	7.10	10/31/13	2,069,290
2,977	Healthsouth Corp.	8.61	03/10/13	2,996,437
3,939	Multiplan, Inc.	7.82	04/12/13	3,975,601
2,118	VWR International, Inc.	7.61	04/07/11	2,132,373
				46,357,461
	Home Building (0.8%)
1,370	NLV Holdings, LLC	8.10	05/09/11	1,376,554
4,152	Rhodes Ranch General Partnership	8.60	11/21/10	4,162,303
1,493	Shea Capital, LLC	7.35	10/27/11	1,485,038
1,333	Standard Pacific Corp.	6.86	05/06/13	1,323,333
1,082	Yellowstone Development, LLC	7.70	12/30/10	1,084,718
				9,431,946

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Home Furnishings (1.1%)
$2,993	Brown Jordan International, Inc.	9.36 - 11.25%	04/30/12	$3,022,425
2,322	Generation Brands	7.82	12/20/12	2,334,859
2,000	Generation Brands	11.94	06/20/13	2,001,240
3,110	Hunter Fan Co.	7.90	03/24/12	3,094,818
444	Mattress Holdco, Inc.	7.61 - 7.64	01/18/14	446,667
303	National Bedding Co.	7.35 - 7.36	08/31/11	303,425
2,500	National Bedding Co.	10.36	08/31/12	2,546,875
				13,750,309
	Hospital/Nursing Management (0.2%)
2,849	Lifepoint Hospitals, Inc.	6.99	04/15/12	2,845,166
	Hotels/Resorts (0.2%)
1,640	Kuilima Resort Company	8.07	09/30/10	1,641,562
1,000	Kuilima Resort Company	11.82	09/30/11	983,440
				2,625,002
	Industrial Machinery (0.9%)
2,111	Baldor Electric Co.	7.13	03/31/14	2,122,427
448	Gleason, Inc.	7.81 - 7.88	06/30/13	451,848
1,474	Goodman Global Holdings, Inc.	7.13	12/23/11	1,479,716
4,509	Mueller Group, LLC	7.35 - 7.36	10/03/12	4,550,334
2,309	Sensus Metering Systems, Inc.	7.35 - 7.39	12/17/10	2,321,671
250	Sensus Metering Systems, Inc. (Luxembourg)	7.32 - 7.39	12/17/10	251,514
				11,177,510
	Industrial Specialties (0.7%)
6,074	Panolam Industrial International, Inc. (Canada)	8.10	09/30/12	6,092,545
1,980	Unifrax Corp.	7.63	05/02/13	1,990,316
				8,082,861
	Insurance (0.1%)
398	Audatex North America, Inc.	7.62	04/13/13	401,980
575	U.S.I. Holding Corp.	7.63 - 7.69	03/24/11	576,091
				978,071
	Life/Health Insurance (1.4%)
1,791	Applied Systems, Inc.	7.85 - 8.18	09/26/13	1,801,639
2,730	ARG Holdings, Inc.	8.38	11/30/11	2,752,031
3,000	ARG Holdings, Inc.	12.63	11/30/12	3,046,860
138	CCC Information Services, Inc.	7.85	08/20/10	138,596
2,746	CCC Information Services, Inc.	7.85	02/10/13	2,762,088

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$6,241	Conseco, Inc.	7.35%	10/10/13	$6,266,679
				16,767,893
	Medical Specialties (0.5%)
988	Accellent, Inc.	7.36	11/22/12	986,266
3,832	AGA Medical Corp.	7.36	04/28/13	3,844,166
1,408	CONMED Corp.	7.07 - 9.00	04/12/13	1,408,279
				6,238,711
	Medical/Nursing Services (0.8%)
5,493	Davita, Inc.	6.82 - 6.86	10/05/12	5,517,245
2,841	Fresenius Medical Care AG & Co. KGaA, Fresenius Medical Care Holdings, Inc.	6.73 - 6.74	03/31/13	2,841,711
1,374	Golden Living, LLC	8.09	03/14/11	1,383,585
496	National Renal Institutes, Inc.	7.63	03/31/13	497,183
				10,239,724
	Miscellaneous Commercial Services (0.7%)
249	Atlantic Marine Holding Company	9.25	08/02/13	249,994
2,488	Contec, LLC	8.63	06/15/12	2,493,719
2,176	NCO Financial System, Inc.	8.35 - 8.36	05/15/13	2,198,802
3,213	Outsourcing Solutions, Inc.	10.86	09/30/10	3,218,944
				8,161,459
	Miscellaneous Manufacturing (0.5%)
986	FR X Ohmstede Acquisitions Co.	7.88 - 9.75	08/09/13	991,667
1,984	John Maneely Co.	8.57 - 8.62	12/08/13	1,993,326
709	Standard Steel, LLC	7.85	06/30/12	713,359
2,413	Xerium Technologies, Inc.	8.10	05/18/12	2,419,102
				6,117,454
	Movies/Entertainment (2.4%)
6,731	AMC Entertainment, Inc.	7.32	01/26/13	6,772,781
15,325	Metro-Goldwyn Mayer Studios, Inc.	8.60	04/08/12	15,354,744
2,561	Panavision, Inc.	8.35 - 8.36	03/31/11	2,579,727
4,433	Regal Cinemas Corp.	7.10	11/10/10	4,453,979
				29,161,231
	Multi-Sector Companies (0.0%)
369	MAFCO Finance Corp.	7.32 - 7.35	12/08/11	371,516
	Oil & Gas Pipelines (0.7%)
2,893	El Paso Corp.	7.32	08/01/11	2,910,838
1,975	Key Energy Group, Inc.	7.85 - 7.86	06/30/12	1,990,425

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$357	Semcrude, L.P.	7.57 - 7.60%	03/16/11	$358,460
3,245	Targa Resources, Inc.	7.35 - 7.36	10/31/12	3,272,737
				8,532,460
	Oil & Gas Production (0.3%)
1,227	CDX Funding, LLC	10.57	03/31/13	1,227,000
1,995	Hudson Products Holdings, Inc.	8.11	12/05/13	2,007,469
				3,234,469
	Oilfield Services (0.0%)
400	Chart Industries, Inc.	7.38	10/27/12	402,248
	Paper & Forest Products (0.4%)
2,000	Tidi Products, LLC	8.61 - 10.50	12/31/11	1,990,000
1,414	White Birch Paper Co. (Canada)	8.57	04/08/12	1,443,885
1,333	White Birch Paper Co. (Canada)	12.82	04/08/13	1,355,000
				4,788,885
	Pharmaceuticals: Major (0.1%)
1,492	Warner Chilcott Holdings Company III, Ltd.	7.35 - 7.36	01/18/12	1,501,139
	Pharmaceuticals: Other (0.1%)
1,650	Bradley Pharmaceuticals, Inc.	9.32 - 11.25	11/14/10	1,658,250
	Printing/Publishing (4.5%)
1,450	ACS Media, LLC	7.85 - 7.86	12/21/13	1,458,710
2,459	ALM Media, Inc.	7.85 - 7.87	03/05/10	2,466,759
884	Ascend Media Holdings, LLC	8.85 - 8.86	01/31/12	822,006
746	Black Press Group Ltd.	7.36	08/02/13	751,847
4,857	Canon Communications, LLC	8.32	05/31/11	4,893,437
1,825	Caribe Information Investment, Inc.	7.60 - 7.61	03/31/13	1,829,724
1,417	CBD Media, LLC	7.82	12/31/09	1,426,737
1,400	Day International Group, Inc.	7.82	12/05/12	1,413,916
1,970	Day International Group, Inc.	12.57	12/05/13	2,005,086
2,032	Dex Media West, LLC	6.82 - 6.86	03/09/10	2,032,078
3,158	Endurance Business Media, Inc.	8.07	07/26/13	3,193,865
1,714	Endurance Business Media, Inc.	12.57	01/26/14	1,757,143
9,875	Idearc, Inc.	7.35	11/17/14	9,946,846
998	Intermedia Outdoor, Inc.	8.35	01/31/13	1,007,475
5,629	MC Communications, LLC	7.82 - 7.89	12/31/10	5,656,898
1,496	Medimedia USA, Inc.	7.77 - 7.86	10/05/13	1,504,659
7,980	Riverdeep Interactive Learning USA, Inc.	8.10	12/20/13	8,050,402
496	Thomas Nelson, Inc.	7.57 - 7.61	06/12/12	498,111
4,000	Yell Group PLC (United Kingdom)	7.32	10/27/12	4,034,680
				54,750,379

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Property/Casualty Insurance (0.2%)
$2,020	Sedgwick CMS Holdings, Inc.	7.60%	01/31/13	$2,025,923
	Publishing: Books/Magazines (3.7%)
7,960	American Media Operations, Inc.	8.37	01/13/13	8,018,028
4,875	Cygnus Business Media, Inc.	9.85	07/13/09	4,850,625
4,309	F&W Publications, Inc.	7.61	08/05/12	4,344,283
2,969	Haights Cross Operating Co.	8.86 - 9.86	08/20/08	2,983,213
3,866	Hanley Wood, LLC	7.57 - 7.61	08/01/12	3,866,996
1,481	Network Communications, Inc.	7.85 - 7.90	11/30/12	1,488,656
1,867	Penton Media, Inc.	7.60	02/01/13	1,876,784
706	Penton Media, Inc.	10.35	02/01/14	715,144
4,925	Primedia, Inc.	7.57	09/30/13	4,927,808
8,899	R.H. Donnelley, Inc.	6.83 - 6.86	06/30/11	8,911,600
2,692	Readers Digest Association, Inc.	7.38	03/02/14	2,701,192
879	Source Media, Inc.	7.60	11/08/11	888,288
				45,572,617
	Pulp & Paper (1.6%)
20,033	Georgia Pacific Corp.	7.09 - 7.36	12/20/12	20,154,162
	Real Estate - Industrial/Office (0.8%)
2,500	BioMed Realty Trust, Inc.	7.57	05/30/10	2,509,375
4,390	General Growth Properties, Inc.	6.51	02/24/10	4,382,197
759	Geo Group, Inc.	6.82	01/24/14	762,300
2,000	LNR Property Corp.	8.12	07/12/11	2,016,080
				9,669,952
	Real Estate Development (2.4%)
2,000	California Coastal Communities, Inc.	8.07	09/15/11	2,002,500
3,000	Capital Automotive, L.P.	7.07	12/16/10	3,030,750
2,667	Edge-Star Partners, LLC	9.36	11/18/07	2,673,333
4,477	Ginn-LA CS Borrower, LLC	8.35 - 8.36	06/08/11	4,390,096
2,000	Ginn-LA CS Borrower, LLC	12.35	06/08/12	1,770,000
3,429	Landsource Communities Development, LLC	8.07 - 8.13	02/27/13	3,445,714
2,506	London Arena & Waterfront Finance, LLC (United Kingdom)	7.84	03/08/12	2,521,623
1,364	South Edge, LLC	7.13	10/31/08	1,363,688
2,982	Tamarack Resort LLC	8.60 - 8.61	05/19/11	2,985,727
5,000	WCI Communications, Inc.	7.32	12/23/10	4,986,900
				29,170,331

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Recreational Products (0.7%)
$248	Easton-Bell Sports, Inc.	7.07%	03/16/12	$248,119
1,970	Mega Brands, Inc. (Canada)	7.13 - 7.19	07/27/10	1,974,925
667	Playcore Holdings, Inc.	10.00	02/21/14	666,667
3,367	Pure Fishing, Inc.	8.60 - 8.63	09/30/10	3,381,260
1,689	True Temper Sports, Inc.	8.54 - 8.61	03/15/11	1,693,324
				7,964,295
	Restaurants (0.8%)
3,603	Arby's Restaurant Group, Inc.	7.60 - 7.61	07/25/12	3,635,869
801	Denny's, Inc.	7.32 - 7.40	03/31/12	809,450
494	El Pollo Loco, Inc.	7.86	11/18/11	496,115
2,582	NPC International, Inc.	7.07 - 7.13	05/03/13	2,591,191
893	QCE, LLC (Quizno's)	7.60	05/05/13	897,716
825	Sagittarius Restaurants, LLC	7.60	03/29/13	831,188
				9,261,529
	Retail - Specialty (2.5%)
7,467	General Nutrition Centers, Inc.	7.56	09/16/13	7,467,563
6,674	Michael Stores, Inc.	8.13	10/31/13	6,744,391
3,536	Nebraska Book Co.	7.83 - 7.88	03/04/11	3,567,063
6,197	Neiman Marcus Group, Inc.	7.35	04/08/13	6,259,691
4,222	Pantry, Inc. (The)	7.07	01/02/12	4,232,116
1,490	Sally Holdings, Inc.	7.86	11/16/13	1,502,627
228	Savers, Inc. (Canada)	8.11	08/11/12	230,134
258	Savers, Inc.	8.11	08/11/12	260,786
				30,264,371
	Semiconductors (0.2%)
2,169	On Semiconductor Corp.	7.10	12/15/11	2,174,705
	Services to the Health Industry (1.3%)
2,489	CDI Acquisition Sub, Inc.	8.85	12/31/10	2,488,649
1,586	Concenta Operating Corp.	7.36 - 7.40	06/30/09	1,590,357
1,982	Emdeon Business Services, LLC	7.60	11/16/13	1,992,892
1,345	FHC Health Systems, Inc.	12.11 - 14.11	12/18/09	1,389,635
2,000	FHC Health Systems, Inc.	15.11	02/09/11	2,060,000
3,042	Harlan Sprague Dawley, Inc.	7.82 - 9.75	12/19/11	3,061,830
297	OmniFlight Helicopters, Inc.	9.07 - 10.75	09/30/11	297,657
433	OmniFlight Helicopters, Inc.	9.57 - 11.25	09/30/12	433,946
2,488	Sterigenics International, Inc.	7.86 - 9.75	11/21/13	2,498,396
				15,813,362

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Specialty Telecommunications (0.1%)
$1,200	Intelsat (Bermuda), Ltd.	7.86%	02/01/14	$1,203,960
	Telecommunications (1.3%)
999	CavTel Holdings, LLC	10.09	12/31/12	1,016,366
6,000	FairPoint Communications, Inc.	7.13	02/08/12	6,029,040
225	Global Tel*Link Corp.	8.82 - 8.85	02/14/13	226,767
2,973	Hawaiian Telecom Communications, Inc.	7.60	10/31/12	2,990,281
4,227	KMC Telecom, Inc. (b)(c)(g)	10.87	06/30/10	76,500
2,971	Madison River Capital, LLC	7.61	07/29/12	2,979,600
1,515	Paetec Holding Corp.	8.82	02/28/13	1,536,364
1,564	Time Warner Telecom, Inc.	7.32	01/07/13	1,573,533
				16,428,451
	Textiles (0.7%)
3,621	Polymer Group, Inc.	7.57	11/22/12	3,631,008
1,425	Propex Fabrics, Inc.	8.36	07/31/12	1,429,924
1,991	St. John Knits International, Inc.	9.35	03/21/12	2,006,347
2,000	Varsity Brands, Inc.	8.13 - 8.19	02/22/14	2,027,500
				9,094,779
	Tobacco (0.2%)
2,298	Commonwealth Brands, Inc.	9.50	12/22/12	2,313,792
	Transportation (0.8%)
737	Helm Holding Corp.	7.86	07/08/11	739,287
1,546	Horizon Lines, LLC	7.60	07/07/11	1,555,206
2,223	Kenan Advantage Group, Inc.	8.35	12/16/11	2,243,980
5,231	Quality Distribution, Inc.	8.32	11/13/09	5,244,912
				9,783,385
	Utilities (2.6%)
667	Astoria Generating Co.	9.10	08/23/12	675,093
679	Covanta Energy Corp.	6.78 - 6.88	02/09/14	680,536
1,822	FirstLight Power Resources, Inc.	7.85	11/01/13	1,839,405
2,400	FirstLight Power Resources, Inc.	9.88	05/01/14	2,437,008
932	Infrastrux Group, Inc.	8.57	11/03/12	938,669
992	Longview Power, LLC	7.61 - 7.63	02/28/14	999,719
2,785	LSP Generating Finance Co., LLC	7.10	05/04/13	2,794,006
200	LSP Generating Finance Co., LLC	8.85	05/04/14	202,750
1,000	Mirant North America, LLC	7.07	01/03/13	1,003,405
6,476	NRG Energy, Inc.	7.35	02/01/13	6,526,988
2,340	Reliant Energy, Inc.	7.70	12/01/10	2,360,690
8,077	Thermal North America, Inc.	8.07 - 8.10	10/24/08	8,127,103

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,746	TPF Generation Holdings, LLC	7.35 - 7.37%	12/15/13	$1,759,589
1,333	TPF Generation Holdings, LLC	9.60	12/15/14	1,362,507
				31,707,468
	Waste Management (0.4%)
557	Duratek, Inc.	7.63	06/07/13	562,628
59	Energy Solutions, LLC	7.57	06/07/11	59,287
1,378	Energy Solutions, LLC	7.57 - 7.63	06/07/13	1,391,875
2,821	LVI Services, Inc.	10.32 - 10.35	11/16/11	2,802,017
				4,815,807
	Wireless Telecommunications (0.8%)
8,232	Centennial Cellular Operating Co.	7.35 - 7.36	02/09/11	8,305,312
993	Cricket Communications, Inc.	7.60	06/16/13	999,328
				9,304,640
	Total Variable Rate Senior Loan Interests (Cost $1,157,629,053)			1,153,602,230
	Senior Notes (0.9%)
	Construction Materials (0.1%)
1,500	CPG International, Inc.	12.12	07/01/12	1,560,000
	Paper & Forest Products (0.2%)
2,000	Boise Cascade, LLC	8.24	10/15/12	2,017,500
	Household/Personal Care (0.2%)
3,000	DEL Laboratories, Inc.	10.36	11/01/11	3,120,000
	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A*	9.11	08/01/14	1,372,990
	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $4,761,865) (b)(c)(g)(h)	7.38	06/30/11	105,414
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,090,417) (b)(c)(g)(h)	7.63	06/30/11	46,195
1,000	Qwest Corp.	8.60	06/15/13	1,095,000
				1,246,609
	Wireless Telecommunications (0.2%)
2,000	Rogers Wireless Inc. (Canada)	8.48	12/15/10	2,045,000
	Total Senior Notes (Cost $17,662,782)			11,362,099

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Common Stocks (0.4%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b)(e)(h)	$0
	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (b)(e)(h)	2,728
	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b)(e)(h)	1,654,915
	Containers/Packaging (0.0%)
69	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b)(e)(h)	0
	Engineering & Construction (0.1%)
20,000	Washington Group International, Inc. (e)	1,328,400
	Environmental Services (0.0%)
19,446	Environmental Systems Products Holdings, Inc. (b)(e)	0
	Medical Specialties (0.1%)
34,238	Dade Behring Holdings, Inc.	1,501,336
	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b)(e)(h)	0
	Textiles (0.0%)
61,460	London Fog (b)(e)	0
	Total Common Stocks (Cost $7,806,948)	4,487,379

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (b)(e)(h)(0.0%)
	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp. (Acquired 11/12/04, Cost $0)	11/15/09	0

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Portfolio of Investments  ■  March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investment (3.7%)
	Repurchase Agreement
$29,918	Joint repurchase agreement account (dated 03/30/07; proceeds $29,931,289) (i) (Cost $29,918,000)	5.33%	04/02/07	$29,918,000
14,918	The Bank of New York (dated 03/30/07; proceeds $14,924,600) (j) (Cost $14,918,074)	5.25	04/02/07	14,918,074
	Total Short-Term Investments (Cost $44,836,074)			44,836,074
	Total Investments (Cost $1,227,934,857) (k)(l)		99.1%	1,214,287,782
	Other Assets in Excess of Liabilities		0.9	10,537,523
	Net Assets		100.0%	$1,224,825,305

  *  Resale is restricted to qualified institutional investors.

  (a)  Interest rates shown are those in effect at March 31, 2007.

  (b)  Securities with total market value equal to $4,329,846 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

  (c)  Non-income producing security; loan or note in default.

  (d)  Payment-in-kind security.

  (e)  Non-income producing securities.

  (f)  Issuer is restructuring loan.

  (g)  Issuer is liquidating loan.

  (h)  Resale is restricted. No transaction activity during the year.

  (i)  Collateralized by federal agency and U.S. Treasury obligations.

  (j)  Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $15,216,436.

  (k)  Securities have been designated as collateral in an amount equal to $41,567,340 in connection with unfunded loan commitments.

  (l)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,690,137 and the aggregate gross unrealized depreciation is $24,337,212, resulting in net unrealized depreciation of $13,647,075.

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $1,227,934,857)	$1,214,287,782
Cash	10,180,874
Receivable for:
Investments sold	9,914,105
Shares of beneficial interest sold	1,659,034
Interest	7,200,109
Prepaid expenses and other assets	582,688
Total Assets	1,243,824,592
Liabilities:
Payable for:
Investments purchased	16,529,235
Investment advisory fee	899,325
Unrealized loss on unfunded commitments (Note 6)	695,041
Dividends to shareholders	484,238
Administration fee	258,263
Transfer agent fee	21,281
Accrued expenses and other payables	111,904
Total Liabilities	18,999,287
Net Assets	$1,224,825,305
Composition of Net Assets:
Paid-in-capital	$1,593,855,391
Net unrealized depreciation	(14,342,117)
Accumulated undistributed net investment income	1,685,062
Accumulated net realized loss	(356,373,031)
Net Assets	$1,224,825,305
Net Asset Value Per Share
135,248,929 shares outstanding (unlimited shares authorized of $.01 par value)	$9.06

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2007 (unaudited)

Net Investment Income: Income
Interest	$48,245,211
Dividend	3,424
Amendment, commitment and other loan fees	912,655
Total Income	49,161,290
Expenses
Investment advisory fee	5,113,329
Administration fee	1,467,256
Transfer agent fees and expenses	252,609
Shareholder reports and notices	152,947
Professional fees	117,894
Custodian fees	25,706
Registration fees	18,949
Trustees' fees and expenses	12,860
Other	107,277
Total Expenses	7,268,827
Less: expense offset	(24,624)
Net Expenses	7,244,203
Net Investment Income	41,917,087
Net Realized and Unrealized Gain (Loss):
Net realized gain	3,740,687
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,554,832)
Unfunded commitments	291,412
Net Depreciation	(2,263,420)
Net Gain	1,477,267
Net Increase	$43,394,354

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2007	FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$41,917,087	$70,868,880
Net realized gain	3,740,687	11,645,528
Net change in unrealized appreciation/depreciation	(2,263,420)	(20,956,793)
Net Increase	43,394,354	61,557,615
Dividends to shareholders from net investment income	(41,549,042)	(70,604,116)
Net increase from transactions in shares of beneficial interest	89,684,611	74,239,166
Net Increase	91,529,923	65,192,665
Net Assets:
Beginning of period	1,133,295,382	1,068,102,717
End of Period
(Including accumulated undistributed net investment income of $1,685,062 and $1,317,017, respectively)	$1,224,825,305	$1,133,295,382

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Financial Statements continued

Statement of Cash Flows

For the six months ended March 31, 2007 (unaudited)

Increase (Decrease) in Cash: Cash Flows Used for Operating Activities:
Net increase in net assets from operations	$43,394,354
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of investments	(435,184,723)
Principal repayments/sales of investments	365,951,305
Net purchases of short-term investments	(14,407,575)
Decrease in interest receivables and prepaid expenses and other assets	998,045
Decrease in accrued expenses and other payables	(70,911)
Amortization of loan fees	(289,608)
Net loan fees received	135,656
Payment-in-kind income	(245,734)
Accretion of discounts	(1,442,263)
Net realized gain on investments	(3,740,687)
Net change in unrealized appreciation on investments	2,554,832
Net change in unrealized depreciation on unfunded commitments	(291,412)
Net Cash Used for Operating Activities	(42,638,721)
Cash Flows Provided by Financing Activities:
Shares of beneficial interest sold	150,303,375
Shares tendered	(78,732,159)
Dividends from net investment income (net of reinvested dividends of $19,472,108)	(22,090,388)
Net Cash Provided by Financing Activities	49,480,828
Net Increase in Cash	6,842,107
Cash at Beginning of Year	3,338,767
Cash at End of Year	$10,180,874

See Notes to Financial Statements

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. Effective November 2006, the Board approved the authorization of monthly repurchases for a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares. (Prior to November 2006, the Trust was authorized to make quarterly tender offers for all or a portion of its outstanding shares.)

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are value based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees; (4) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (5) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (6) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Senior Loans — The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Trust pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of the daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007, aggregated $439,614,057 and $366,731,475, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Adviser and the Distributor, the Investment Adviser compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Adviser will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2007, the Investment Adviser has informed the Trust that it received $374,085 in early withdrawal charges.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2007 included in Trustees' fees and expenses in the Statement of

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

Operations amounted to $1,312. At March 31, 2007, the Trust had an accrued pension liability of $60,223 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	SHARES	AMOUNT
Balance, September 30, 2005	117,148,854	$1,429,931,614
Shares sold	26,031,076	236,184,496
Shares issued to shareholders for reinvestment of dividends	3,571,037	32,399,805
Shares tendered (four quarterly tender offers)	(21,418,833)	(194,345,135)
Balance, September 30, 2006	125,332,134	1,504,170,780
Shares sold	16,472,912	148,944,662
Shares issued to shareholders for reinvestment of dividends	2,152,826	19,472,108
Shares tendered	(8,708,943)	(78,732,159)
Balance, March 31, 2007	135,248,929	$1,593,855,391

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

6. Unfunded Loan Commitments

As of March 31, 2007, the Trust had unfunded loan commitments pursuant to the following loan agreements:

BORROWER	UNFUNDED COMMITMENT	UNREALIZED GAIN (LOSS)
Bally Technologies, Inc.	1,866,667	$(46,666)
CBRL Group, Inc.	488,276	1,322
Centennial Cellular Operating, Inc.	2,250,000	(56,250)
CMP KC, LLC	3,850,000	(308,000)
Dobson Cellular Systems, Inc.	2,500,000	(37,500)
Domino's, Inc.	5,000,000	(25,000)
Dyncorp International, LLC	5,000,000	(100,000)
Federal Mogul Corp.	159,678	(698)
Global Tel*Link Corp.	173,913	1,739
Herbst Gaming, Inc.	1,025,641	6,624
Infrastrux Group, Inc.	63,636	477
Longview Power, LLC	816,667	6,635
Lucite International Group Holdings	458,015	4,866
Metro – Goldwyn Studios, Inc.	961,538	(25,641)
Pinnacle Entertainment, Inc.	3,340,909	(1,393)
Primedia, Inc.	3,411,743	(22,746)
Select Medical Corp.	4,000,000	(120,000)
South Edge, LLC	636,313	0
Standard Steel, LLC	142,857	893
Valassis Communications, Inc.	310,303	(388)
Venetian Macau Limited	3,843,287	23,121
Wastequip, Inc.	281,422	2,814
Wire Rope Corporation of America, Inc.	171,429	750
	40,752,294	$(695,041)

The total value of the security segregated for unfunded loan commitments was $41,567,340 .

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Prime Income Trust

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

As of September 30, 2006, the Trust had a net capital loss carryforward of $359,430,874 of which $41,511,323 will expire on September 30, 2010, $206,184,990 will expire on September 30, 2011 and $111,734,561 will expire on September 30, 2012 to offset future capital gains to the extent provided by regulations.

As of September 30, 2006, the Trust had temporary book/tax differences primarily attributable to tax adjustments and book amortization of discounts on revolver loans and term loans held by the Trust.

8. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Trust's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Prime Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2007		2006	2005	2004	2003		2002
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.04		$9.12	$9.02	$8.59	$8.01		$8.62
Income (loss) from investment operations:
Net investment income	0.32		0.59	0.41	0.34	0.38		0.45
Net realized and unrealized gain (loss)	0.02		(0.08)	0.10	0.47	0.58		(0.64)
Total income (loss) from investment operations	0.34		0.51	0.51	0.81	0.96		(0.19)
Less dividends from net investment income	(0.32)		(0.59)	(0.41)	(0.38)	(0.38)		(0.42)
Net asset value, end of period	$9.06		$9.04	$9.12	$9.02	$8.59		$8.01
Total Return†	3.71	%(2)	5.74%	5.74%	9.65%	12.31%		(2.30)%
Ratios to Average Net Assets:
Total expenses (before expense offset)	1.24	%(3)	1.26%	1.30%	1.32%	1.36	%(1)	1.29%
Net investment income	7.14	%(3)	6.50%	4.45%	3.75%	4.45%		5.15%
Supplemental Data:
Net assets, end of period, in millions	$1,225		$1,133	$1,068	$1,116	$1,166		$1,378
Portfolio turnover rate	32	%(2)	62%	76%	94%	49%		27%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.

  (1)  Does not reflect the effect of expense offset of 0.01%.

  (2)  Not Annualized.

  (3)  Annualized.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
Prime Income Trust

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Semiannual Report

March 31, 2007

XPISARIU07-01097P-Y03/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9.  Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
Total			N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007